Cover Page	12 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Central Index Key	0001862490
Entity Registrant Name	Tritium DCFC Limited
Entity Emerging Growth Company	true
Entity Ex Transition Period	false